UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $73,300 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1490    39200 SH       SOLE                    39200
ALEXCO RESOURCE CORP           COM              01535P106     8352   943700 SH       SOLE                   943700
ALTER NRG CORP                 COM              02145W101     3268  2317600 SH       SOLE                  2317600
ARCAN RESOURCES LTD            COM              039252101      887   206300 SH       SOLE                   206300
BRIGUS GOLD CORP               COM              109490102     2690  1805300 SH       SOLE                  1805300
CAMAC ENERGY INC               COM              131745101      784   522400 SH       SOLE                   522400
CHEMTURA CORP                  COM NEW          163893209     4305   250300 SH       SOLE                   250300
CIT GROUP INC                  COM NEW          125581801     4434   104200 SH       SOLE                   104200
CLINE MINING CORP              COM              186905105    10056  2881400 SH       SOLE                  2881400
COCA COLA ENTERPRISES INC NE   COM              19122T109     2432    89100 SH       SOLE                    89100
DEAN FOODS CO NEW              COM              242370104     1434   143400 SH       SOLE                   143400
HELIO RESOURCE CORP            COM              423274109       80   178050 SH       SOLE                   178050
HEWLETT PACKARD CO             COM              428236103      807    19700 SH       SOLE                    19700
HUNTINGTON INGALLS INDUSTRIES  COM              446413106      774    18648 SH       SOLE                    18648
ISHARES SILVER TRUST           ISHARES          46428Q109      184     5000 SH       SOLE                     5000
LEGACY OIL & GAS               COM              524701505     2070   140500 SH       SOLE                   140500
MOTOROLA MOBILITY HLDGS INC    COM              620097105     3213   131700 SH       SOLE                   131700
NORTH AMERN ENERGY PARTNERS    COM              656844107     1634   132559 SH       SOLE                   132559
PERICOM SEMICONDUCTOR CORP     COM              713831105      471    45400 SH       SOLE                    45400
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      350    10000 SH       SOLE                    10000
RICHARDSON ELECTRS LTD         COM              763165107     4146   314605 SH       SOLE                   314605
SMART MODULAR TECHNOLOGIES I   ORD SHS          G82245104     1312   169100 SH       SOLE                   169100
SOUTHERN PACIFIC RESOURCES     COM              84359Y106     2074  1227400 SH       SOLE                  1227400
SWIFT TRANSN CO                CL A             87074U101     4122   280400 SH       SOLE                   280400
VENOCO INC                     COM              92275P307     2167   126799 SH       SOLE                   126799
WESTFIRE ENERGY LTD            COM              960254100     6454   735900 SH       SOLE                   735900
WI-LAN INC                     COM              928972108      912   153100 SH       SOLE                   153100
YUKON-NEVADA GOLD CORP         COM              98849Q101     1647  2495300 SH       SOLE                  2495300
ZAGG INCORPORATED              COM              98884U108      751   100000 SH       SOLE                   100000